CONCENTRATIONS	6 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 13 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and VIEs’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of September 30, 2025 and March 31, 2025, $2,318,776 and $3,826,068, respectively, of the Company’s cash was on deposit at financial institutions in the PRC, where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure.

As of September 30, 2025 and March 31, 2025, $141,178 and $828,208, respectively, of the Company’s cash was on deposit at financial institutions in the Hong Kong, which were insured by the Hong Kong Deposit Protection Board for compensation up to a limit of HK$800,000 (approximately $103,000) if the bank with which an individual/a company hold its eligible deposit fails.

As of September 30, 2025 and March 31, 2025, $1,458,364 and $2,885,258 respectively, of the Company’s cash was on deposit at financial institutions in the United States, which were insured by the Federal Deposit Insurance Corporation for compensation up to a limit of $250,000 if the bank with which an individual/a company hold its eligible deposit fails.

For the six months ended September 30, 2025 and 2024, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries and VIEs located in the PRC.

For the six months ended September 30, 2025 and 2024, no single customer accounted for more than 10% of the Company’s total revenue.

As of September 30, 2025, one customer accounted for 14.2% the total accounts receivable balance. As of March 31, 2025, one customer accounted for 10.1% the total accounts receivable balance.

For the six months ended September 30, 2025, one vendor accounted for 11.2% of the Company’s total purchase. For the six months ended September 30, 2024, no vendor accounted for more than 10% of the Company’s total purchase.

As of September 30, 2025, two vendors accounted for 12.6% and 11.0% of the total accounts payable balance, respectively. As of March 31, 2025, two vendors accounted for 12.8% and 10.5% of the total accounts payable balance, respectively.